Retirement Plans (Schedule of Assets by Industry Type) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 207,829	$ 176,238	$ 157,948
MoneyMarketFundsMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,585	1,497
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	206,244	174,741
Equity Securities [Member] | Materials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	10,952	9,379
Equity Securities [Member] | Industrials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	25,383	30,355
Equity Securities [Member] | Telecommunication services
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	18,060	9,325
Equity Securities [Member] | Consumer staples
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	43,641	33,048
Equity Securities [Member] | Energy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	16,110	14,658
Equity Securities [Member] | Financials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	33,818	34,891
Equity Securities [Member] | Health Care
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	17,587	10,538
Equity Securities [Member] | Information technology
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	13,887	9,681
Equity Securities [Member] | Uitlities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 26,806	$ 22,866